Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Prepaid expenses and other current assets
Derivative assets (liabilities)
Net asset (liability)	$ 43,500
Accrued expenses and other payables
Derivative assets (liabilities)
Net asset (liability)	34,600
Commodity contracts
Derivative assets (liabilities)
Net asset (liability)	8,490	(7,106)
Commodity contracts | Prepaid expenses and other current assets
Derivative assets (liabilities)
Net asset (liability)	50,704	5,551
Commodity contracts | Other noncurrent assets
Derivative assets (liabilities)
Net asset (liability)		44
Commodity contracts | Accrued expenses and other payables
Derivative assets (liabilities)
Net asset (liability)	(42,214)	(12,701)
Recurring | Commodity contracts
Assets:
Derivative Assets	54,595	10,858
Liabilities:
Derivative Liabilities	(46,561)	(16,604)
Netting of counterparty contracts, assets	(4,347)	(3,503)
Netting of counterparty contracts, liabilities	4,347	3,503
Cash collateral provided or held, assets	456	(1,760)
Cash collateral provided or held, liabilities		400
Commodity contracts reported on consolidated balance sheet, assets	50,704	5,595
Commodity contracts reported on consolidated balance sheet, liabilities	(42,214)	(12,701)
Recurring | Level 1 | Commodity contracts
Assets:
Derivative Assets	4,990	947
Liabilities:
Derivative Liabilities	(3,258)	(3,324)
Recurring | Level 2 | Commodity contracts
Assets:
Derivative Assets	49,605	9,911
Liabilities:
Derivative Liabilities	$ (43,303)	$ (13,280)